10. Convertible Notes and Derivative Liabilities	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Convertible Notes and Derivative Liabilities

NOTE 10.	CONVERTIBLE NOTES AND DERIVATIVE LIABILITIES

The following tables set forth the components of the Company’s, convertible debentures as of December 31, 2020, and December 31, 2019:

	December 31, 2020	December 31, 2019

Principal value of convertible notes	$1,662,000	$1,550,000
Note discount	(664,442)	(997,397)
Total convertible notes, net current	$997,558	$552,603

During the years ended December 31, 2020, and December 31, 2019, the Company received proceeds from convertible notes of $2,053,000 and $1,550,000, respectively.

On July 8, 2019, the Company commenced a private offering of Units at a price of $50,000 per Unit, each Unit consisting of 50,000 shares of the Company’s Common Stock and one $50,000 unsecured Convertible Note (“a Convertible Note”), which mature one year from the date of issuance and accrue interest at 5% per annum. These Convertible Notes are convertible into shares of the Company’s Common Stock at a conversion price of $1.00 per share. During the year ended December 31, 2019, the Company issued 31 Units in this offering for and received proceeds of $1,550,000 from six accredited investors. Since the Company’s stock price exceeded the conversion feature of the Convertible Notes and was immediately exercisable, the Company recorded a beneficial conversion feature (“BCF”) and expense of $1,550,000 which was charged to interest expense with an offset to paid-in capital.

In addition, the 5,505,530 shares of Common Stock included in the Units were valued at $5,075,000. The excess above the $1,550,000 face value of the Convertible Notes or, $3,525,000, was charged to interest expense with an offset to paid-in capital. The remaining $1,550,000 was recorded as a Note discount of $1,550,000 to be amortized over the three years from the date of the Note to the maturity date. The Company recorded $552,602 in interest expense related to the amortization of note discount during the year ended December 31, 2019.

During the year ended December 31, 2020, the Company issued a total of 24 notes to accredited investors of which $582,500 was in the form of unsecured 5% convertible notes, and $595,500 was in unsecured 8% convertible notes, and $1,000,500 at 10%.  Under the terms of each convertible note, the investors received the right to convert their to common stock commencing the year after the date of issuance ranging from 55%-75%, respectively, of the lowest closing price for the Company’s common stock measured 20 business days prior to conversion. One of the noteholders also received 153,940 “returnable” shares in connection with issuance of the convertible notes. These shares are returnable to the Company if the underlying convertible note ($160,000) is redeemed before the passage of 180 days. During the three months ended September 30, 2020 the Company repaid the $160,000 Note, received the 153,940 shares back from the noteholder, and converted a $100,000 note plus accrued interest into 135,000 Common Shares of the Company.

During the year ended December 31, 2020 the Company recorded $257,345 in interest expense on these Notes and amortized $1,690,933 of note discount which was charged to interest expense. As of December 31, 2020, there was $35,048 in accrued interest on these notes, and $664,442 in unamortized note discount related to these notes. As of the date of this Report, there was one note for $100,000 that past due its maturity date. The Company has not received any notice of default on these note and continues to accrue interest on these notes past the maturity date.

During the year ended December 31, 2020 the Company issued 4,067,332 common shares upon the conversion of $1,984,000 in convertible notes and recorded a gain of $566,408.

As of December 31, 2020, derivative liabilities were valued using a probability-weighted average Black-Scholes-Merton pricing model with the following assumptions:

December 31, 2020
Exercise Price	0.13–0.46
Stock Price	$0.49-1.01
Risk-free interest rate	.10%-.19%
Expected volatility	345.50-352.70%
Expected life (in years)	1.00
Expected dividend yield	0%
Fair Value:	$3,676,949

The risk-free interest rate was based on rates established by the Federal Reserve Bank. The Company uses the historical volatility of its common stock to estimate the future volatility for its common stock. The expected life of the conversion feature of the notes was based on the remaining term of the notes. The expected dividend yield was based on the fact that the Company has not customarily paid dividends in the past and does not expect to pay dividends in the future.

During the year ended December 31, 2020, the Company recognized a loss of $3,676,649 as “Other Expense” on its Consolidated Statements of Operations, which represented the net change in the value of the derivative liability. There were no derivative instruments or liability as of December 31, 2019.